CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Deferred Tax Assets, Net	$ 491	$ 2,229	$ 931
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, authorized shares	1,000,000	1,000,000	1,000,000
Preferred Stock, outstanding shares	0	0	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, authorized shares	55,000,000	55,000,000	55,000,000
Common Stock, issued shares	14,922,497	14,922,497	13,428,736
Common Stock, outstanding shares	14,922,497	14,922,497	13,428,736